Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman	(74)	13,620	(11,322)
Hong Kong SAR	7,042	(2,490)	(2,804)
BVI	(18)	(2)	(1)
PRC, excluding Hong Kong SAR	101,509	(517,749)	(192,583)
	108,459	(506,621)	(206,710)

Schedule of components of income tax expense

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	6,540	2,588	12,753
Deferred income (benefit) tax	(2,107)	1,178	1,912
	4,433	3,766	14,665

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income(loss) before tax	108,459	(506,621)	(206,710)
Income tax computed at PRC statutory tax rate	27,115	(126,655)	(51,678)
Tax rate differential not subject to PRC income tax	(576)	(3,193)	3,069
Non-deductible expense	2,245	151,990	43,350
Effect of preferential tax rate (Note*)	(5,153)	47,979	(4,654)
Change in valuation allowance	(8,651)	(56,920)	29,819
Additional deduction for research and development expenses	(8,732)	(9,700)	(6,128)
Tax-exempted income	(2,306)	(1,440)	(1,054)
Late payment surcharge on uncertain tax position	544	1,321	2,039
Other	(53)	384	(98)
	4,433	3,766	14,665

Note* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant year. Please refer to Note 15 – a) PRC section for details.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Net operating loss carry forward	71,588	62,667
Allowance for doubtful accounts	27,229	37,895
Payroll and accrued expenses	2,898	2,943
Deductible advertisement expenses	94	81
Long-term equity investment impairment	2,400	2,400
Intangible assets*	—	35,083
Gross deferred tax assets	104,209	141,069
Less: Valuation allowance	(96,920)	(135,790)
Net deferred tax assets	7,289	5,279
Identifiable intangible assets	—	(1,855)
Net deferred tax assets	7,289	3,424

Reported in Consolidated Balance Sheets as:
Deferred tax assets	7,289	3,558
Deferred tax liabilities	—	(134)
Net Deferred tax assets	7,289	3,424

*In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of movements of the valuation allowance

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	(162,491)	(153,840)	(96,920)
Changes of valuation allowances	8,651	56,920	(38,870)
Balance at the end of the year	(153,840)	(96,920)	(135,790)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance	(3,697)	(12,646)	(11,910)
(Additions) deduction	(8,949)	736	(11,930)
Ending balance	(12,646)	(11,910)	(23,840)